First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 3.0%
985	Curtiss-Wright Corp.	$87,941
6,277	Howmet Aerospace, Inc.	99,490
3,222	Spirit AeroSystems Holdings, Inc., Class A	77,135
		264,566
	Air Freight & Logistics – 1.0%
1,125	CH Robinson Worldwide, Inc.	88,942
	Airlines – 1.9%
800	Allegiant Travel Co.	87,368
5,587	Hawaiian Holdings, Inc.	78,441
		165,809
	Auto Components – 2.0%
2,555	BorgWarner, Inc.	90,191
3,231	Gentex Corp.	83,263
		173,454
	Banks – 15.3%
3,552	Bank OZK	83,365
9,449	Cadence BanCorp	83,718
3,245	Cathay General Bancorp	85,344
3,846	CIT Group, Inc.	79,728
2,218	Comerica, Inc.	84,506
2,289	East West Bancorp, Inc.	82,953
4,877	First Hawaiian, Inc.	84,079
8,487	First Horizon National Corp.	84,531
6,072	Great Western Bancorp, Inc.	83,551
5,566	Home BancShares, Inc.	85,605
4,108	Pacific Premier Bancorp, Inc.	89,061
4,395	PacWest Bancorp	86,625
2,262	Popular, Inc.	84,079
3,979	Synovus Financial Corp.	81,689
2,256	Western Alliance Bancorp	85,435
2,425	Zions Bancorp N.A.	82,450
		1,346,719
	Building Products – 3.1%
1,850	A.O. Smith Corp.	87,172
1,068	Simpson Manufacturing Co., Inc.	90,096
1,835	UFP Industries, Inc.	90,851
		268,119
	Capital Markets – 1.9%
1,515	Evercore, Inc., Class A	89,264
1,188	Raymond James Financial, Inc.	81,770
		171,034
	Chemicals – 2.1%
1,186	Innospec, Inc.	91,618
946	Stepan Co.	91,857
		183,475
Shares	Description	Value

	Commercial Services & Supplies – 3.1%
5,300	Ennis, Inc.	$96,142
3,644	Herman Miller, Inc.	86,035
513	UniFirst Corp.	91,801
		273,978
	Containers & Packaging – 1.0%
877	Packaging Corp. of America	87,525
	Diversified Consumer Services – 1.1%
600	Strategic Education, Inc.	92,190
	Diversified Financial Services – 1.0%
5,723	Jefferies Financial Group, Inc.	88,993
	Electrical Equipment – 1.0%
1,055	Regal Beloit Corp.	92,123
	Electronic Equipment, Instruments & Components – 5.1%
1,538	Cognex Corp.	91,849
2,190	FLIR Systems, Inc.	88,848
529	Littelfuse, Inc.	90,263
2,776	Methode Electronics, Inc.	86,778
5,818	Vishay Intertechnology, Inc.	88,841
		446,579
	Energy Equipment & Services – 1.9%
4,457	Cactus, Inc., Class A	91,948
13,338	Liberty Oilfield Services, Inc., Class A	73,092
		165,040
	Food Products – 1.0%
566	Lancaster Colony Corp.	87,724
	Health Care Equipment & Supplies – 1.0%
404	West Pharmaceutical Services, Inc.	91,777
	Health Care Providers & Services – 1.1%
1,463	National HealthCare Corp.	92,813
	Hotels, Restaurants & Leisure – 1.9%
1,650	Hyatt Hotels Corp., Class A	82,979
3,784	Twin River Worldwide Holdings, Inc.	84,345
		167,324
	Household Durables – 5.0%
2,710	KB Home	83,143

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
2,614	MDC Holdings, Inc.	$93,320
2,524	PulteGroup, Inc.	85,892
2,746	Toll Brothers, Inc.	89,492
688	Whirlpool Corp.	89,116
		440,963
	Insurance – 7.8%
1,382	American Financial Group, Inc.	87,702
5,700	CNO Financial Group, Inc.	88,749
406	Everest Re Group Ltd.	83,717
2,773	Fidelity National Financial, Inc.	85,020
1,735	First American Financial Corp.	83,315
5,329	Old Republic International Corp.	86,916
1,043	Reinsurance Group of America, Inc.	81,813
5,309	Unum Group	88,076
		685,308
	IT Services – 7.0%
1,097	Booz Allen Hamilton Holding Corp.	85,336
1,998	CSG Systems International, Inc.	82,697
2,488	Genpact Ltd.	90,862
483	Jack Henry & Associates, Inc.	88,886
1,286	MAXIMUS, Inc.	90,599
1,966	TTEC Holdings, Inc.	91,537
4,049	Western Union (The) Co.	87,539
		617,456
	Leisure Products – 1.1%
1,061	Johnson Outdoors, Inc., Class A	96,572
	Machinery – 5.1%
1,947	Donaldson Co., Inc.	90,575
1,806	Graco, Inc.	86,670
1,587	ITT, Inc.	93,220
9,552	Mueller Water Products, Inc., Class A	90,075
1,191	Oshkosh Corp.	85,299
		445,839
	Metals & Mining – 2.0%
3,220	Steel Dynamics, Inc.	84,010
5,802	Warrior Met Coal, Inc.	89,293
		173,303
	Oil, Gas & Consumable Fuels – 2.8%
2,840	Arch Resources, Inc.	80,685
4,605	Delek US Holdings, Inc.	80,173
3,311	World Fuel Services Corp.	85,291
		246,149
Shares	Description	Value

	Paper & Forest Products – 1.1%
2,539	Boise Cascade Co.	$95,492
	Personal Products – 3.2%
1,868	Inter Parfums, Inc.	89,944
737	Medifast, Inc.	102,274
2,269	Nu Skin Enterprises, Inc., Class A	86,744
		278,962
	Professional Services – 6.2%
1,734	Barrett Business Services, Inc.	92,127
4,375	Heidrick & Struggles International, Inc.	94,588
1,394	Insperity, Inc.	90,234
1,267	ManpowerGroup, Inc.	87,106
7,798	Resources Connection, Inc.	93,342
1,712	Robert Half International, Inc.	90,445
		547,842
	Road & Rail – 1.0%
790	Landstar System, Inc.	88,725
	Semiconductors & Semiconductor Equipment – 4.0%
1,457	Entegris, Inc.	86,036
739	Power Integrations, Inc.	87,298
1,057	Teradyne, Inc.	89,327
574	Universal Display Corp.	85,882
		348,543
	Textiles, Apparel & Luxury Goods – 4.1%
1,111	Columbia Sportswear Co.	89,524
6,535	Levi Strauss & Co., Class A	87,569
1,226	Ralph Lauren Corp.	88,910
3,904	Steven Madden Ltd.	96,390
		362,393
	Total Investments – 99.9%	8,775,731
	(Cost $9,403,707) (a)
	Net Other Assets and Liabilities – 0.1%	5,685
	Net Assets – 100.0%	$8,781,416

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $439,318 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,067,294. The net unrealized depreciation was $627,976.

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,775,731	$ 8,775,731	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Aerospace & Defense – 0.5%
2,793	Airbus SE (a) (b)	$200,129
	Automobiles – 0.9%
7,942	Daimler AG (a)	323,111
	Banks – 17.1%
162,245	Abu Dhabi Commercial Bank PJSC (a)	219,848
30,236	Axis Bank Ltd. (a)	163,570
66,259	Banco Bilbao Vizcaya Argentaria S.A. (a)	228,128
87,473	Banco Santander S.A. (a)	213,999
573,040	Bank of China Ltd., Class H (a)	212,273
352,339	Bank of Communications Co., Ltd., Class H (a)	218,158
180,583	Barclays PLC (a)	254,766
6,429	BNP Paribas S.A. (a) (b)	256,864
72,208	BOC Hong Kong Holdings Ltd. (a)	231,203
5,105	Citigroup, Inc.	260,866
9,357	Erste Group Bank AG (a) (b)	220,991
4,935	HDFC Bank, Ltd., ADR	224,345
39,610	HSBC Holdings PLC (a)	184,091
21,135	ICICI Bank, Ltd., ADR	196,344
37,819	ING Groep N.V., ADR	260,951
2,508	JPMorgan Chase & Co.	235,903
4,430	KBC Group N.V. (a)	254,509
11,212	Kotak Mahindra Bank Ltd. (a)	202,377
82,979	Nordea Bank Abp (a) (b)	573,897
351,852	Postal Savings Bank of China Co., Ltd., Class H (a) (c) (d)	202,744
3,897	Royal Bank of Canada	264,402
9,717	Shinhan Financial Group Co., Ltd., ADR	233,791
12,820	Societe Generale S.A. (a) (b)	214,347
28,206	UniCredit S.p.A. (a) (b)	260,319
524,252,558	VTB Bank PJSC (a)	258,637
19,826	Westpac Banking Corp. (a)	248,487
		6,295,810
	Capital Markets – 11.0%
5,237	ASX Ltd. (a)	311,279
7,482	Bank of New York Mellon (The) Corp.	289,179
1,282	CME Group, Inc.	208,376
28,560	Credit Suisse Group AG (a)	297,163
1,688	Deutsche Boerse AG (a)	305,489
1,466	Goldman Sachs Group (The), Inc.	289,711
5,888	London Stock Exchange Group PLC (a)	612,324
2,492	Nasdaq, Inc.	297,719
106,014	Natixis S.A. (a) (b)	279,616
3,504	Northern Trust Corp.	278,007
329	Partners Group Holding AG (a)	299,618
7,701	TD Ameritrade Holding Corp.	280,162
Shares	Description	Value

	Capital Markets (Continued)
26,659	UBS Group AG (a)	$307,887
		4,056,530
	Communications Equipment – 4.2%
6,652	Cisco Systems, Inc.	310,249
84,621	Nokia Oyj, ADR	372,333
75,696	Telefonaktiebolaget LM Ericsson, Class B (a)	701,668
57,059	ZTE Corp., Class H (a)	176,112
		1,560,362
	Diversified Telecommunication Services – 2.6%
14,980	AT&T, Inc.	452,845
960	Swisscom AG (a)	503,425
		956,270
	Electric Utilities – 2.3%
11,800	Endesa S.A. (a)	292,714
24,449	Iberdrola S.A. (a)	285,434
6,099	Verbund AG (a)	273,920
		852,068
	Electronic Equipment, Instruments & Components – 0.8%
952	Samsung SDI Co., Ltd. (a)	291,085
	Food & Staples Retailing – 1.4%
16,171	Carrefour S.A. (a)	250,781
2,123	Walmart, Inc.	254,293
		505,074
	Household Durables – 0.8%
4,201	Sony Corp., ADR	290,415
	Industrial Conglomerates – 2.4%
3,480	Honeywell International, Inc.	503,173
1,625	SK Holdings Co., Ltd. (a)	395,204
		898,377
	Insurance – 4.2%
24,916	AIA Group Ltd. (a)	233,154
1,360	Allianz SE (a)	277,906
8,604	American International Group, Inc.	268,273
13,300	AXA S.A. (a)	279,871
22,583	China Life Insurance Co., Ltd., ADR	227,862
1,278	Willis Towers Watson PLC	251,702
		1,538,768

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Interactive Media & Services – 1.6%
4,741	Baidu, Inc., ADR (b)	$568,399
	Internet & Direct Marketing Retail – 5.6%
2,536	Alibaba Group Holding Ltd., ADR (b)	547,015
280	Amazon.com, Inc. (b)	772,470
12,267	JD.com, Inc., ADR (b)	738,228
		2,057,713
	IT Services – 17.9%
3,077	Accenture PLC, Class A	660,694
2,760	Capgemini SE (a)	318,508
3,771	CGI, Inc. (b)	237,576
9,582	Cognizant Technology Solutions Corp., Class A	544,449
5,100	Fujitsu Ltd. (a)	597,125
58,302	Infosys Ltd., ADR	563,197
4,565	International Business Machines Corp.	551,315
915	Mastercard, Inc., Class A	270,566
20,700	NTT Data Corp. (a)	231,434
4,840	PayPal Holdings, Inc. (b)	843,273
19,721	Tata Consultancy Services Ltd. (a)	542,871
1,380	Visa, Inc., Class A	266,575
76,688	Wipro Ltd., ADR	253,837
8,044	Worldline S.A. (a) (b) (c) (d)	701,352
		6,582,772
	Metals & Mining – 1.6%
13,358	BHP Group Ltd. (a)	332,586
21,247	Severstal PAO (a)	258,660
		591,246
	Professional Services – 2.2%
7,600	Recruit Holdings Co., Ltd. (a)	261,365
218	SGS S.A. (a)	534,023
		795,388
	Semiconductors & Semiconductor Equipment – 13.2%
12,031	Advanced Micro Devices, Inc. (b)	632,951
14,535	Infineon Technologies AG (a)	340,587
10,306	Intel Corp.	616,608
12,093	Micron Technology, Inc. (b)	623,031
2,170	NVIDIA Corp.	824,405
9,639	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	547,206
4,812	Texas Instruments, Inc.	610,980
6,804	Xilinx, Inc.	669,445
		4,865,213
Shares	Description	Value

	Software – 6.2%
3,375	Microsoft Corp.	$686,846
11,792	Oracle Corp.	651,744
1,571	salesforce.com, Inc. (b)	294,296
4,659	SAP SE (a)	651,279
		2,284,165
	Technology Hardware, Storage & Peripherals – 2.0%
51,462	Hewlett Packard Enterprise Co.	500,725
5,246	Samsung Electronics Co., Ltd. (a)	232,228
		732,953
	Wireless Telecommunication Services – 1.2%
34,600	Softbank Corp. (a)	441,020
	Total Investments – 99.7%	36,686,868
	(Cost $36,545,408) (e)
	Net Other Assets and Liabilities – 0.3%	97,909
	Net Assets – 100.0%	$36,784,777

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $16,960,136 or 46.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,340,366 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,198,906. The net unrealized appreciation was $141,460.

ADR	American Depositary Receipt

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 6,295,810	$ 1,676,602	$ 4,619,208	$ —
Capital Markets	4,056,530	1,643,154	2,413,376	—
Communications Equipment	1,560,362	682,582	877,780	—
Diversified Telecommunication Services	956,270	452,845	503,425	—
Food & Staples Retailing	505,074	254,293	250,781	—
Household Durables	290,415	290,415	—	—
Industrial Conglomerates	898,377	503,173	395,204	—
Insurance	1,538,768	747,837	790,931	—
Interactive Media & Services	568,399	568,399	—	—
Internet & Direct Marketing Retail	2,057,713	2,057,713	—	—
IT Services	6,582,772	4,191,482	2,391,290	—
Semiconductors & Semiconductor Equipment	4,865,213	4,524,626	340,587	—
Software	2,284,165	1,632,886	651,279	—
Technology Hardware, Storage & Peripherals	732,953	500,725	232,228	—
Other industry categories*	3,494,047	—	3,494,047	—
Total Investments	$ 36,686,868	$ 19,726,732	$ 16,960,136	$—

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
United States Dollar	52.4%
Euro	19.1
Swiss Franc	5.3
Japanese Yen	4.2
Hong Kong Dollar	3.5
British Pound Sterling	2.8
South Korean Won	2.5
Indian Rupee	2.5
Australian Dollar	2.4
Swedish Krona	1.9
Russian Ruble	1.4
Canadian Dollar	1.4
United Arab Emirates Dirham	0.6
Total	100.0%

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.4%
	Aerospace & Defense – 5.8%
28,846	AeroVironment, Inc. (a)	$2,297,007
14,668	Elbit Systems Ltd. (b)	2,015,716
560,212	QinetiQ Group PLC (b)	2,063,510
		6,376,233
	Auto Components – 4.2%
6,181	Aptiv PLC	481,623
4,734	Continental AG (b)	465,406
12,100	Denso Corp. (b)	474,526
77,275	Gentex Corp.	1,991,377
18,902	Valeo S.A. (b)	498,547
66,165	Veoneer, Inc. (a)	707,304
		4,618,783
	Automobiles – 1.4%
117,014	NIO, Inc., ADR (a)	903,348
558	Tesla, Inc. (a)	602,534
		1,505,882
	Communications Equipment – 1.8%
36,973	Ciena Corp. (a)	2,002,458
	Electrical Equipment – 3.7%
36,275	ABB Ltd. (b)	822,823
7,632	Emerson Electric Co.	473,413
35,400	Mitsubishi Electric Corp. (b)	462,369
11,600	Nidec Corp. (b)	781,478
3,300	Rockwell Automation, Inc.	702,900
7,185	Schneider Electric SE (b)	799,236
		4,042,219
	Electronic Equipment, Instruments & Components – 13.4%
12,571	Cognex Corp.	750,740
4,912	Coherent, Inc. (a)	643,374
155,185	Delta Electronics, Inc. (b)	885,547
12,673	FARO Technologies, Inc. (a)	679,273
44,224	FLIR Systems, Inc.	1,794,168
37,206	Hexagon AB, Class B (a) (b)	2,184,944
1,700	Keyence Corp. (b)	712,405
18,421	National Instruments Corp.	713,077
10,800	Omron Corp. (b)	723,365
232,900	Topcon Corp. (b)	1,883,835
52,228	Trimble, Inc. (a)	2,255,727
49,500	Yokogawa Electric Corp. (b)	775,600
2,729	Zebra Technologies Corp., Class A (a)	698,487
		14,700,542
	Entertainment – 0.4%
33,900	DeNA Co., Ltd. (b)	423,251
	Health Care Equipment & Supplies – 2.0%
150,700	CYBERDYNE, Inc. (a) (b)	632,242
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
1,230	Intuitive Surgical, Inc. (a)	$700,891
4,724	Medtronic PLC	433,191
2,379	Stryker Corp.	428,672
		2,194,996
	Health Care Technology – 0.4%
6,960	Omnicell, Inc. (a)	491,515
	Household Durables – 2.1%
27,715	iRobot Corp. (a)	2,325,289
	Industrial Conglomerates – 0.5%
4,249	Siemens AG (b)	501,115
	Interactive Media & Services – 1.4%
325	Alphabet, Inc., Class A (a)	460,866
4,371	Baidu, Inc., ADR (a)	524,039
2,552	NAVER Corp. (b)	574,158
		1,559,063
	Internet & Direct Marketing Retail – 0.9%
2,246	Alibaba Group Holding Ltd., ADR (a)	484,462
191	Amazon.com, Inc. (a)	526,935
		1,011,397
	IT Services – 5.3%
4,402	Akamai Technologies, Inc. (a)	471,410
27,083	Atos SE (a) (b)	2,321,911
9,686	Endava PLC, ADR (a)	467,834
3,729	International Business Machines Corp.	450,351
11,800	Obic Co., Ltd. (b)	2,079,620
		5,791,126
	Life Sciences Tools & Services – 2.6%
5,628	Illumina, Inc. (a)	2,084,330
2,042	Tecan Group AG (b)	723,704
		2,808,034
	Machinery – 8.7%
19,005	ANDRITZ AG (b)	692,939
9,200	Daifuku Co., Ltd. (b)	806,215
30,104	Duerr AG (b)	785,808
4,000	FANUC Corp. (b)	717,080
12,400	Hirata Corp. (b)	652,272
8,682	John Bean Technologies Corp.	746,826
29,400	Kawasaki Heavy Industries, Ltd. (b)	424,644
29,796	Konecranes OYJ (b)	676,130
5,645	Proto Labs, Inc. (a)	634,893
24,953	SFA Engineering Corp. (b)	682,701

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
47,100	Shima Seiki Manufacturing Ltd. (b)	$673,686
32,400	Toshiba Machine Co., Ltd. (b)	650,625
27,426	Valmet OYJ (b)	718,830
19,900	Yaskawa Electric Corp. (b)	691,785
		9,554,434
	Pharmaceuticals – 0.4%
3,131	Johnson & Johnson	440,313
	Professional Services – 2.5%
41,226	CoreLogic, Inc.	2,771,212
	Semiconductors & Semiconductor Equipment – 8.4%
36,009	Ambarella, Inc. (a)	1,649,212
17,845	Brooks Automation, Inc.	789,463
10,049	Eo Technics Co., Ltd. (b)	799,321
7,401	Intel Corp.	442,802
4,053	KLA Corp.	788,228
2,009	NVIDIA Corp.	763,239
7,422	NXP Semiconductors N.V.	846,405
10,642	Teradyne, Inc.	899,355
22,220	Xilinx, Inc.	2,186,226
		9,164,251
	Software – 31.5%
7,220	ANSYS, Inc. (a)	2,106,291
35,870	Appian Corp. (a)	1,838,337
2,214	Autodesk, Inc. (a)	529,567
4,350	Avalara, Inc. (a)	578,941
40,426	AVEVA Group PLC (b)	2,049,729
440,332	BlackBerry Ltd. (a)	2,153,223
127,714	Blue Prism Group PLC (a) (b)	1,797,070
22,381	Cadence Design Systems, Inc. (a)	2,147,681
12,064	Dassault Systemes SE (b)	2,094,226
53,110	Dynatrace, Inc. (a)	2,156,266
1,157	Fair Isaac Corp. (a)	483,672
2,541	Microsoft Corp.	517,119
7,656	Netcompany Group A.S. (a) (b) (c) (d)	503,177
10,976	Nice Ltd., ADR (a)	2,077,098
89,298	Nuance Communications, Inc. (a)	2,259,686
21,480	Pegasystems, Inc.	2,173,132
69,700	PKSHA Technology, Inc. (a) (b)	1,888,819
52,455	PROS Holdings, Inc. (a)	2,330,576
6,097	PTC, Inc. (a)	474,286
5,267	ServiceNow, Inc. (a)	2,133,451
11,294	Synopsys, Inc. (a)	2,202,330
		34,494,677
	Technology Hardware, Storage & Peripherals – 1.5%
96,779	3D Systems Corp. (a)	676,485
Shares	Description	Value

	Technology Hardware, Storage & Peripherals (Continued)
11,376	Samsung Electronics Co., Ltd. (b)	$503,589
41,300	Seiko Epson Corp. (b)	473,120
		1,653,194
	Wireless Telecommunication Services – 0.5%
10,400	SoftBank Group Corp. (b)	524,448
	Total Common Stocks	108,954,432
	(Cost $96,233,670)
REAL ESTATE INVESTMENT TRUSTS – 0.4%
	Equity Real Estate Investment Trusts – 0.4%
668	Equinix, Inc.	469,136
	(Cost $453,009)
	Total Investments – 99.8%	109,423,568
	(Cost $96,686,679) (e)
	Net Other Assets and Liabilities – 0.2%	206,125
	Net Assets – 100.0%	$109,629,693

(a)	Non-income producing security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2020, securities noted as such are valued at $41,611,522 or 38.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $17,336,320 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,599,431. The net unrealized appreciation was $12,736,889.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$ 6,376,233	$ 2,297,007	$ 4,079,226	$ —
Auto Components	4,618,783	3,180,304	1,438,479	—
Electrical Equipment	4,042,219	1,176,313	2,865,906	—
Electronic Equipment, Instruments & Components	15,383,243	7,534,846	7,848,397	—
Entertainment	423,251	—	423,251	—
Health Care Equipment & Supplies	2,194,996	1,562,754	632,242	—
Industrial Conglomerates	501,115	—	501,115	—
Interactive Media & Services	1,559,063	984,905	574,158	—
IT Services	5,791,126	1,389,595	4,401,531	—
Life Sciences Tools & Services	2,808,034	2,084,330	723,704	—
Machinery	8,871,733	1,381,719	7,490,014	—
Semiconductors & Semiconductor Equipment	9,164,251	8,364,930	799,321	—
Software	34,494,677	26,161,656	8,333,021	—
Technology Hardware, Storage & Peripherals	1,653,194	676,485	976,709	—
Wireless Telecommunication Services	524,448	—	524,448	—
Other industry categories*	10,548,066	10,548,066	—	—
Real Estate Investment Trusts*	469,136	469,136	—	—
Total Investments	$ 109,423,568	$ 67,812,046	$ 41,611,522	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Currency Exposure Diversification	% of Total Investments
United States Dollar	62.0%
Japanese Yen	15.0
Euro	8.7
British Pound Sterling	5.4
South Korean Won	2.3
Swedish Krona	2.0
Israeli Shekel	1.9
Swiss Franc	1.4
New Taiwan Dollar	0.8
Danish Krone	0.5
Total	100.0%

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 3.3%
455	Northrop Grumman Corp.	$139,885
9,067	Parsons Corp. (a)	328,588
		468,473
	Air Freight & Logistics – 3.2%
5,844	XPO Logistics, Inc. (a)	451,449
	Building Products – 1.5%
4,379	A.O. Smith Corp.	206,338
	Chemicals – 1.3%
1,390	Scotts Miracle-Gro (The) Co.	186,913
	Communications Equipment – 2.0%
2,969	Ciena Corp. (a)	160,801
1,541	Lumentum Holdings, Inc. (a)	125,484
		286,285
	Construction & Engineering – 1.9%
3,137	Jacobs Engineering Group, Inc.	266,018
	Containers & Packaging – 5.5%
27,969	Graphic Packaging Holding Co.	391,286
3,805	Packaging Corp. of America	379,739
		771,025
	Electric Utilities – 6.9%
2,799	Evergy, Inc.	165,953
15,506	NRG Energy, Inc.	504,875
3,719	PNM Resources, Inc.	142,958
3,805	Portland General Electric Co.	159,087
		972,873
	Food & Staples Retailing – 0.9%
1,035	Walmart, Inc.	123,972
	Food Products – 2.6%
10,535	Conagra Brands, Inc.	370,516
	Gas Utilities – 1.5%
3,100	Spire, Inc.	203,701
	Health Care Providers & Services – 12.7%
5,651	Centene Corp. (a)	359,121
1,860	Encompass Health Corp.	115,190
3,748	HCA Healthcare, Inc.	363,781
884	Humana, Inc.	342,771
2,084	Molina Healthcare, Inc. (a)	370,910
784	UnitedHealth Group, Inc.	231,241
		1,783,014
	Household Durables – 3.3%
1,436	Garmin Ltd.	140,010
Shares	Description	Value

	Household Durables (Continued)
1,744	Helen of Troy, Ltd. (a)	$328,849
		468,859
	Insurance – 10.9%
5,170	American Financial Group, Inc.	328,088
1,372	Arthur J. Gallagher & Co.	133,756
3,754	Assurant, Inc.	387,751
3,307	Primerica, Inc.	385,596
3,678	Progressive (The) Corp.	294,645
		1,529,836
	IT Services – 5.3%
1,438	CACI International, Inc., Class A (a)	311,873
2,216	Fiserv, Inc. (a)	216,326
2,371	Leidos Holdings, Inc.	222,092
		750,291
	Machinery – 1.9%
2,073	Caterpillar, Inc.	262,235
	Media – 2.6%
9,223	Comcast Corp., Class A	359,513
	Multiline Retail – 2.2%
2,627	Target Corp.	315,056
	Multi-Utilities – 0.9%
1,569	Dominion Energy, Inc.	127,371
	Oil, Gas & Consumable Fuels – 12.9%
33,579	Continental Resources, Inc.	588,640
56,291	Parsley Energy, Inc., Class A	601,188
97,542	WPX Energy, Inc. (a)	622,318
		1,812,146
	Pharmaceuticals – 1.5%
3,645	Horizon Therapeutics PLC (a)	202,589
	Road & Rail – 2.8%
9,486	Knight-Swift Transportation Holdings, Inc.	395,661
	Semiconductors & Semiconductor Equipment – 4.8%
698	Broadcom, Inc.	220,296
3,435	Intel Corp.	205,516
2,373	Microchip Technology, Inc.	249,900
		675,712
	Specialty Retail – 2.8%
819	Home Depot (The), Inc.	205,168
1,469	Tractor Supply Co.	193,599
		398,767

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals – 2.2%
6,442	Seagate Technology PLC	$311,857
	Trading Companies & Distributors – 1.3%
572	WW Grainger, Inc.	179,700
	Wireless Telecommunication Services – 1.2%
1,625	T-Mobile US, Inc. (a)	169,244
	Total Investments – 99.9%	14,049,414
	(Cost $13,201,161) (b)
	Net Other Assets and Liabilities – 0.1%	15,331
	Net Assets – 100.0%	$14,064,745

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,366,010 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $517,757. The net unrealized appreciation was $848,253.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 14,049,414	$ 14,049,414	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.6%
	Aerospace & Defense – 1.0%
16,012	BWX Technologies, Inc.	$906,920
	Beverages – 0.9%
12,914	Brown-Forman Corp., Class B	822,105
	Biotechnology – 1.4%
5,325	Amgen, Inc.	1,255,955
	Building Products – 2.1%
39,248	A.O. Smith Corp.	1,849,366
	Capital Markets – 1.1%
10,636	Intercontinental Exchange, Inc.	974,258
	Commercial Services & Supplies – 6.5%
27,553	Republic Services, Inc.	2,260,724
27,323	Rollins, Inc.	1,158,222
22,597	Waste Management, Inc.	2,393,248
		5,812,194
	Containers & Packaging – 2.7%
21,378	AptarGroup, Inc.	2,393,908
	Electric Utilities – 2.6%
28,694	Alliant Energy Corp.	1,372,721
14,824	Xcel Energy, Inc.	926,500
		2,299,221
	Entertainment – 1.2%
7,908	Electronic Arts, Inc. (a)	1,044,251
	Food & Staples Retailing – 5.2%
7,794	Costco Wholesale Corp.	2,363,219
18,990	Walmart, Inc.	2,274,622
		4,637,841
	Food Products – 2.6%
47,628	Hormel Foods Corp.	2,299,004
	Health Care Equipment & Supplies – 11.0%
12,206	Abbott Laboratories	1,115,995
5,488	Becton Dickinson and Co.	1,313,114
14,736	Danaher Corp.	2,605,767
10,282	Masimo Corp. (a)	2,344,193
10,703	West Pharmaceutical Services, Inc.	2,431,400
		9,810,469
	Household Durables – 2.0%
18,353	Garmin Ltd.	1,789,417
	Household Products – 8.3%
32,060	Church & Dwight Co., Inc.	2,478,238
12,702	Clorox (The) Co.	2,786,438
Shares	Description	Value

	Household Products (Continued)
17,891	Procter & Gamble (The) Co.	$2,139,227
		7,403,903
	Insurance – 4.4%
28,681	Brown & Brown, Inc.	1,169,037
16,268	Marsh & McLennan Cos., Inc.	1,746,695
12,279	Progressive (The) Corp.	983,671
		3,899,403
	Interactive Media & Services – 1.2%
717	Alphabet, Inc., Class A (a)	1,016,742
	Internet & Direct Marketing Retail – 3.5%
1,117	Amazon.com, Inc. (a)	3,081,602
	IT Services – 10.6%
4,808	Accenture PLC, Class A	1,032,374
16,814	Akamai Technologies, Inc. (a)	1,800,611
33,545	Black Knight, Inc. (a)	2,434,025
23,636	Booz Allen Hamilton Holding Corp.	1,838,645
12,462	Jack Henry & Associates, Inc.	2,293,382
		9,399,037
	Life Sciences Tools & Services – 4.9%
10,887	Bio-Techne Corp.	2,874,930
4,045	Thermo Fisher Scientific, Inc.	1,465,665
		4,340,595
	Machinery – 3.4%
7,275	IDEX Corp.	1,149,741
28,669	Toro (The) Co.	1,901,901
		3,051,642
	Media – 5.8%
4,590	Charter Communications, Inc., Class A (a)	2,341,083
34,067	Comcast Corp., Class A	1,327,932
11,964	Liberty Broadband Corp., Class A (a)	1,461,881
		5,130,896
	Multiline Retail – 2.7%
12,713	Dollar General Corp.	2,421,954
	Multi-Utilities – 1.0%
14,603	CMS Energy Corp.	853,107
	Pharmaceuticals – 4.0%
8,233	Eli Lilly & Co.	1,351,694
15,453	Johnson & Johnson	2,173,155
		3,524,849

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services – 1.3%
6,781	Verisk Analytics, Inc.	$1,154,126
	Software – 5.2%
14,879	Citrix Systems, Inc.	2,200,753
6,974	Tyler Technologies, Inc. (a)	2,419,141
		4,619,894
	Total Common Stocks	85,792,659
	(Cost $82,367,080)
REAL ESTATE INVESTMENT TRUSTS – 3.4%
	Equity Real Estate Investment Trusts – 3.4%
9,734	CoreSite Realty Corp.	1,178,398
20,161	Extra Space Storage, Inc.	1,862,272
	Total Real Estate Investment Trusts	3,040,670
	(Cost $3,038,276)
	Total Investments – 100.0%	88,833,329
	(Cost $85,405,356) (b)
	Net Other Assets and Liabilities – 0.0%	24,094
	Net Assets – 100.0%	$88,857,423

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,772,461 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,344,488. The net unrealized appreciation was $3,427,973.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 85,792,659	$ 85,792,659	$ —	$ —
Real Estate Investment Trusts*	3,040,670	3,040,670	—	—
Total Investments	$ 88,833,329	$ 88,833,329	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2020 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index, Nasdaq CTA Artificial Intelligence and Robotics IndexSM, Dorsey Wright Momentum Plus Low Volatility Index and Dorsey Wright Momentum Plus Value Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCTS.
Indxx and Indxx Blockchain Index (“Indxx Indexes”) are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Fund.